Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We have not adopted any specific policy regarding the amount or timing of long-term incentive awards to eligible service providers. Grant approval for executive officers generally occurs at regularly scheduled meetings of the
Compensation Committee or the Board or by written consent where warranted by the circumstances. The timing of grants is not coordinated with the release of material non-public information, and the Compensation Committee does not take material nonpublic information into account when determining the timing and terms of awards.

Grants may be made during the year to newly hired employees or retained service providers as part of the new-hire compensation package, as well as to existing service providers as part of an annual award or for purposes of retention, as part of a special incentive program or in recognition of special achievements or promotions.

For all stock option awards granted historically by the company, the exercise price was no less than the closing price of our common stock on the date of the grant. We did not grant any stock options, stock appreciation rights or stock option-like instruments during 2025 to any of our employees, including our named executive officers.

Award Timing Method
We have not adopted any specific policy regarding the amount or timing of long-term incentive awards to eligible service providers. Grant approval for executive officers generally occurs at regularly scheduled meetings of the
Compensation Committee or the Board or by written consent where warranted by the circumstances. The timing of grants is not coordinated with the release of material non-public information, and the Compensation Committee does not take material nonpublic information into account when determining the timing and terms of awards.

Grants may be made during the year to newly hired employees or retained service providers as part of the new-hire compensation package, as well as to existing service providers as part of an annual award or for purposes of retention, as part of a special incentive program or in recognition of special achievements or promotions.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false